GAINS/(LOSSES) ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gains/(losses) on derivative instruments and other financial items, net

8.	REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

(in thousands of $)	Year Ended December 31,
	2022	2021	2020
Realized gain on FLNG Hilli’s gas derivative instrument	139,929	—	—
Realized gain on FLNG Hilli’s oil derivative instrument	110,696	24,772	2,539
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	(18,605)	—	—
Realized gain on oil and gas derivative instruments, net	232,020	24,772	2,539
Unrealized gain on FLNG Hilli’s gas derivative instrument (note 20)	121,959	51,286	—

(in thousands of $)	Year Ended December 31,
	2022	2021	2020
Unrealized MTM adjustment for commodity swap derivatives	111,703	1,665	—
Unrealized gain/(loss) on FLNG Hilli’s oil derivative instrument (note 20)	55,315	126,940	(45,100)
Unrealized gain/(loss) on oil and gas derivative instruments, net	288,977	179,891	(45,100)

Realized and unrealized gain/(loss) on oil and gas derivative instruments (note 27)	520,997	204,663	(42,561)

The realized gain/(loss) on oil and gas derivative instruments results from monthly billings above the FLNG Hilli base tolling fee and the incremental capacity increase pursuant to LTA Amendment 3, whereas the unrealized gain/(loss) on oil and gas derivative instruments results from movements in forecasted oil and natural gas prices and Euro/U.S. Dollar exchange rates.

9.	OTHER NON-OPERATING INCOME/(LOSSES)
Other non-operating income/(losses), net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2022	2021	2020
Realized and unrealized MTM gains/(losses) on our investment in listed equity securities (note 16) (1)	400,966	(295,777)	—
UK tax lease liability (note 29)	7,148	(71,739)	—
Dividend income from our investment in listed equity securities	4,768	5,588	—
Gain on disposal of the LNG Croatia (2)	—	—	5,682
Others	—	124	—
Other non-operating income/(losses)	412,882	(361,804)	5,682
(1) “Investment in listed equity securities”, included in balance sheet line-item “Other current assets” (note 16), relates to our equity holding in NFE of 5.3 million and 18.6 million shares as of December 31, 2022 and 2021, respectively. During the years ended December 31, 2022 and 2021, we recognized $350.9 million unrealized MTM gains and $295.8 million unrealized MTM losses, respectively. In 2022, we sold 13.3 million of our NFE Shares (note 14.3) at a price range between $40.80 and $58.29 per share for an aggregate consideration of $625.6 million, inclusive of $3.8 million fees, which resulted in realized MTM gains of $50.1 million. There was no comparable sale of our NFE Shares during the year ended December 31, 2021.

(2) In March 2019, we entered into agreements with LNG Hrvatska d.o.o. (“LNG Hrvatska”),relating to the conversion and subsequent sale of the converted carrier, LNG Croatia into a FSRU. In addition, we also entered into an agreement to operate and maintain the FSRU, LNG Croatia for a minimum of 10 years (“LNG Hrvatska O&M Agreement”). In December 2020, the converted FSRU, LNG Croatia was accepted by LNG Hrvatska and we recognized a gain on disposal of $5.7 million which comprised of cash proceeds of $193.3 million, partially offset by the carrying value of the converted vessel of $187.6 million.

10.	GAINS/(LOSSES) ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET
Gains/(losses) on derivative instruments, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2022	2021	2020
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	72,269	27,016	(38,601)
Net interest expense on undesignated IRS derivatives	(772)	(2,908)	(6,215)
Foreign exchange gain/(loss) on terminated undesignated foreign exchange swaps	—	240	(2,556)
Unrealized MTM adjustment for equity derivatives	—	—	(5,051)
Gains/(losses) on derivative instruments, net	71,497	24,348	(52,423)
Other financial items, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2022	2021	2020
Financing arrangement fees and other related costs (1)	(9,340)	(1,201)	(1,409)
Amortization of debt guarantees	2,657	2,569	4,111
Foreign exchange gain/(loss) on operations	1,598	(384)	(3,107)
Other	(295)	(291)	(152)
Other financials items, net	(5,380)	693	(557)
(1) Financing arrangement fees and other related costs for the year ended December 31, 2022 mainly comprised of (i) $4.9 million write-off of deferred financing fees and expenses in relation to an undrawn corporate bilateral facility, the availability of which expired in June 2022; (ii) $2.3 million loss on partial repurchase of the Unsecured Bonds (note 21) in December 2022 (note 21); and (iii) $1.4 million commitment fees paid in relation to the undrawn portion of the Corporate RCF, which was canceled in November 2022 (note 21).